Federated Hermes Treasury Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Trust Shares [Member] | TR
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	2.09%	1.34%